Subsequent Events (Details)				2 Months Ended	12 Months Ended
	Feb. 25, 2020 USD ($)	Jun. 05, 2018 USD ($) shares	Jun. 01, 2017 CAD ($) shares	Mar. 05, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
United States ATM
Disclosure of non-adjusting events after reporting period [line items]
Issued (shares) | shares					4,425,040	18,002
Gross proceeds from common shares | $					$ 6,390,691	$ 50,046
Public Offering
Disclosure of non-adjusting events after reporting period [line items]
Issued (shares) | shares		1,532,278	16,445,000
Gross proceeds from common shares		$ 8,933,181	$ 11,511,500
Share transactions | United States ATM
Disclosure of non-adjusting events after reporting period [line items]
Issued (shares) | shares				3,921,790
Gross proceeds from common shares | $				$ 12,726,383
Share transactions | Public Offering
Disclosure of non-adjusting events after reporting period [line items]
Issued (shares) | shares				1,145,188
Gross proceeds from common shares | $				$ 1,030,669
Receipt of upfront payment | BRACELET-1 collaboration agreement
Disclosure of non-adjusting events after reporting period [line items]
Other receivables | $	$ 1,500,000